MARKETABLE SECURITIES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cost			$ 0	$ 0
Gross Unrealized Gains			0	0
Gross Unrealized Losses			0	0
Realized Gain from Sale of Securities	0	1,656,333	1,656,333	1,490,600
Fair Value			0	0
Marketable securities
Cost			0	0
Gross Unrealized Gains			0	0
Gross Unrealized Losses			0	0
Realized Gain from Sale of Securities			1,656,333	1,490,600
Fair Value			$ 0	$ 0